Provisions and Other - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Disclosure of other provisions [line items]
Number of positions eliminated | employee		50
Number of executive positions eliminated | employee			3
Provisions made during the year		$ 5,563	$ 4,538
Expenditures		2,329	4,747
Downward adjustments		1,279	1,540
Effect of movements in exchange rates		313	$ 167
Restructuring provision
Disclosure of other provisions [line items]
Number of positions eliminated | employee			50
Provisions made during the year		912	$ 2,323
Expenditures		1,424	1,501
Downward adjustments		81	7
Effect of movements in exchange rates		28	(9)
Warranty provision
Disclosure of other provisions [line items]
Provisions made during the year		4,540	2,109
New product sales		4,057	1,132
Increase in existing provisions		483	977
Expenditures		905	3,246
Downward adjustments		1,198	1,533
Effect of movements in exchange rates		7	64
Decommissioning liabilities
Disclosure of other provisions [line items]
Provisions made during the year		111	106
Expenditures		0	0
Downward adjustments		0	0
Effect of movements in exchange rates		$ 278	$ 112
Estimated future cash flows discounted percentage	2.26%	2.26%	2.31%
Undiscounted amount of the estimated cash flows	$ 1,773	$ 1,773	$ 1,655
Net discounted amount of the estimated cash flows	4,253	4,253	$ 3,864
Net discounted amount of the estimated cash flows, remaining obligation after 2017	1,485	1,485
Other - Lease inducement
Disclosure of other provisions [line items]
Provision for decommissioning, restoration and rehabilitation costs	$ 2,768	$ 2,768
Lease term, extension	10 years